UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03691

LORD ABBETT MID-CAP VALUE FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Lawrence B. Stoller, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2007

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 98.68%

Advertising Agency 5.15%
Interpublic Group of Cos. (The)*(b)	24,373,121	$252,993
R.H. Donnelley Corp.*(b)	4,526,474	253,573
Total		506,566

Agriculture, Fishing & Ranching 1.05%
Monsanto Co.	1,210,460	103,785

Auto Parts: After Market 1.81%
Genuine Parts Co.	3,572,621	178,631

Auto Parts: Original Equipment 0.47%
ArvinMeritor, Inc.	2,725,000	45,834

Beverage: Soft Drinks 2.12%
Coca-Cola Enterprises Inc.	8,599,250	208,274

Building: Materials 0.21%
Owens Cornings Co.*	819,600	20,531

Chemicals 3.17%
Chemtura Corp.(b)	12,987,126	115,455
Eastman Chemical Co.	2,951,859	196,978
Total		312,433

Commercial Information Services 0.50%
Arbitron Inc.	1,081,854	49,051

Communications Technology 9.51%
ADC Telecommunications, Inc.*(b)	8,201,004	160,822
Avaya Inc.*	7,119,547	120,747
JDS Uniphase Corp.*(b)	16,565,391	247,818
McAfee, Inc.*	6,895,150	240,434
Tellabs, Inc.*	17,517,545	166,767
Total		936,588

Computer Services, Software & Systems 3.70%
Cadence Design Systems, Inc.*	9,982,979	221,522
Openwave Systems, Inc.	4,039,293	17,692
Sybase, Inc.*(b)	5,416,203	125,277
Total		364,491

Consumer Products 1.38%
Snap-on Inc.	2,741,706	$135,824

Containers & Packaging: Paper & Plastic 1.30%
Pactiv Corp.*	4,447,208	127,457

Diversified Manufacturing 1.97%
Ball Corp.	3,607,419	193,899

Diversified Production 0.25%
Pentair, Inc.	753,600	25,004

Drug & Grocery Store Chains 2.67%
Kroger Co. (The)	4,610,200	131,483
Safeway Inc.	3,976,448	131,660
Total		263,143

Drugs & Pharmaceuticals 4.03%
King Pharmaceuticals, Inc.*(b)	14,995,369	175,746
Mylan Laboratories, Inc.(b)	13,846,671	220,993
Total		396,739

Engineering & Contracting Services 1.26%
KBR, Inc.*	3,192,649	123,779

Fertilizers 2.72%
Mosaic Co. (The)*	4,581,461	245,200
Potash Corp. of Saskatchewan
Inc. (Canada)(a)	216,967	22,933
Total		268,133

Foods 1.97%
Dean Foods Co.	2,967,026	75,897
Smithfield Foods, Inc.*	3,748,618	118,081
Total		193,978

Health & Personal Care 0.78%
HealthSouth Corp.*(b)	4,380,202	76,697

Healthcare Management Services 0.76%
Aetna, Inc.	1,373,574	74,544

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2007

		Value
Investments	Shares	(000)
Household Furnishings 1.27%
Newell Rubbermaid, Inc.	4,350,178	$125,372

Identification Control & Filter Devices 1.82%
Hubbell, Inc. Class B(b)	3,139,299	179,317

Insurance: Life 1.31%
Conseco, Inc.*	8,052,017	128,832

Insurance: Multi-Line 0.76%
Safeco Corp.	1,215,581	74,418

Insurance: Property-Casualty 4.66%
ACE Ltd. (Bermuda)(a)	1,707,900	103,447
PartnerRe Ltd. (Bermuda)(a)	2,341,538	184,958
XL Capital Ltd. Class A (Bermuda)(a)	2,146,246	169,983
Total		458,388

Machinery: Engines 0.97%
Cummins, Inc.	747,678	95,621

Machinery: Oil Well Equipment & Services 2.10%
Halliburton Co.	5,392,495	207,072

Medical & Dental Instruments & Supplies 0.60%
Bausch & Lomb, Inc.	737,849	47,222
Coviden Ltd. (Bermuda)*(a)	287,900	11,948
Total		59,170

Metal Fabricating 1.77%
Timken Co. (The)	4,685,456	174,065

Miscellaneous: Equipment 1.00%
W.W. Grainger, Inc.	1,075,466	98,072

Offshore Drilling 1.97%
GlobalSantaFe Corp.
(Cayman Islands)(a)	2,553,300	194,102

Oil: Crude Producers 3.36%
EOG Resources, Inc.	3,155,051	228,205
Range Resources Corp.	2,530,300	$102,882
Total		331,087

Paints & Coatings 0.19%
Valspar Corp. (The)	695,319	18,920

Paper 2.11%
Bowater, Inc.(b)	6,209,704	92,649
MeadWestvaco Corp.	3,880,100	114,579
Total		207,228

Publishing: Miscellaneous 2.43%
Idearc Inc.	786,008	24,736
R.R. Donnelley & Sons Co.	5,867,777	214,526
Total		239,262

Real Estate Investment Trusts 0.82%
Host Hotels & Resorts, Inc.	3,612,803	81,071

Restaurants 1.12%
Brinker International, Inc.	4,011,620	110,079

Retail 3.59%
Foot Locker, Inc.	5,653,803	86,673
Macy’s, Inc.	2,739,082	88,527
OfficeMax, Inc.(b)	5,203,453	178,322
Total		353,522

Services: Commercial 1.14%
Allied Waste Industries, Inc.*	8,821,300	112,472

Tires & Rubber 0.84%
Goodyear Tire & Rubber Co. (The)*	2,725,900	82,895

Utilities: Electrical 9.37%
Ameren Corp.	4,369,181	229,382
CMS Energy Corp.	11,054,458	185,936
NiSource Inc.	10,469,184	200,380
Northeast Utilities System(b)	7,785,868	222,442
Puget Energy, Inc.	3,435,100	84,057
Total		922,197

Utilities: Gas Distributors 0.33%
Southwest Gas Corp.	1,152,061	32,592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2007

		Value
Investments	Shares	(000)
Utilities: Telecommunications 8.37%
CenturyTel, Inc.	2,605,369	$120,420
EMBARQ Corp.	4,143,573	230,383
Qwest Communications
International, Inc.*	39,058,426	357,775
Windstream Corp.	8,168,126	115,334
Total		823,912

Total Common Stocks (cost $7,943,634,878)		9,715,047

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 1.66%

Repurchase Agreement
Repurchase Agreement dated 9/28/2007, 4.38% due 10/1/2007 with State Street Bank & Trust Co. collateralized by $170,000,000 of U.S. Treasury Note at 4.75% due 12/31/2008; value: $173,400,000; proceeds: $164,052,775 (cost $163,992,917)	$163,993	$163,993
Total Investments in Securities 100.34% (cost $8,107,627,795)		9,879,040
Liabilities in Excess of Other Assets (0.34%)		(33,888)
Net Assets 100.00%		$9,845,152

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4.)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  FEDERAL TAX INFORMATION

As of September 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$8,117,210,659
Gross unrealized gain	2,108,911,380
Gross unrealized loss	(347,082,531)
Net unrealized security gain	$1,761,828,849

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

Notes to Schedule of Investments (unaudited)(concluded)

4.  TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended September 30, 2007:

Affiliated Issuer	Balance of Shares Held at 12/31/2006		Gross Additions	Gross Sales	Balance of Shares Held at 9/30/2007	Value at 9/30/2007	Net Realized Gain (Loss) 1/1/2007 to 9/30/2007(b)	Dividend Income 1/1/2007 to 9/30/2007(b)
ADC Telecommunications, Inc.	9,217,604		444,800	(1,461,400)	8,201,004	$160,821,688	$(2,486,632)	$—
American Greetings Corp.(a)	4,643,945		—	(4,643,945)	—	—	3,428,018	371,516
Ball Corp.(a)	5,430,451		22,100	(1,845,132)	3,607,419	—	6,827,204	—
Bowater, Inc.	5,586,911		908,400	(285,607)	6,209,704	92,648,784	(634,091)	3,482,889
Chemtura Corp.	12,493,559		1,110,367	(616,800)	12,987,126	115,455,550	858,451	1,842,154
CMS Energy Corp.(a)	12,369,979		601,100	(1,916,621)	11,054,458	—	(6,473,136)	606,119
HealthSouth Corp.	—		4,445,840	(65,638)	4,380,202	76,697,337	(204,235)	—
Hubbell, Inc. Class B	3,735,799		19,300	(615,800)	3,139,299	179,316,759	14,865,244	3,366,230
Interpublic Group of Cos. (The)	22,899,221		3,846,500	(2,372,600)	24,373,121	252,992,996	1,214,374	—
JDS Uniphase Corp.	7,174,251	(c)	9,449,640	(58,500)	16,565,391	247,818,249	—	—
King Pharmaceuticals, Inc.	13,402,169		3,004,100	(1,410,900)	14,995,369	175,745,725	13,339,161	—
McAfee, Inc.(a)	7,514,296		899,300	(1,518,446)	6,895,150	—	2,823,246	—
Mylan Laboratories, Inc.	11,212,771		3,394,200	(760,300)	13,846,671	220,992,869	2,804,591	—
Northeast Utilities System	8,226,978		753,800	(1,194,910)	7,785,868	222,442,249	5,805,742	4,274,494
OfficeMax, Inc.	4,356,853		1,180,500	(333,900)	5,203,453	178,322,334	5,954,240	2,155,644
R.H. Donnelley Corp.	4,079,374		742,000	(294,900)	4,526,474	253,573,073	3,484,852	—
Sabre Holdings Corp. Class A(a)	9,954,019		—	(9,954,019)	—	—	120,635,621	985,194
Snap-on Inc.(a)	3,223,173		48,200	(529,667)	2,741,706	—	4,808,185	798,275
Sybase, Inc.	6,012,903		107,400	(704,100)	5,416,203	125,276,775	7,584,198	—
Timken Co. (The)(a)	5,036,890		102,700	(454,134)	4,685,456	—	6,070,043	1,585,597
Tupperware Brands Corp.(a)	3,802,800		—	(3,802,800)	—	—	6,446,499	748,880
Total						$2,302,104,388	$197,151,575	$20,216,992

(a) No longer an affiliated issuer as of September 30, 2007.

(b) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

(c) Not an affiliated issuer as of December 31, 2006.

5.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Item 2:          Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:          Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID-CAP VALUE FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date:  November 27, 2007